Related Party Transactions - Narrative (Details)				3 Months Ended	9 Months Ended	12 Months Ended
	Feb. 14, 2024 USD ($) day	Aug. 28, 2023	Sep. 26, 2022 USD ($)	Dec. 31, 2023 USD ($)	Sep. 25, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 22, 2021 USD ($)
Related Party Transaction
Transition services agreement, option to extend term			6 months
Transition services agreement, maximum aggregate service term			18 months
Transition services agreement, termination notice period			45 days
Master services agreement, initial term			7 years
Contract manufacturing agreement, term			5 years
Contract manufacturing agreement, termination notice period			2 years
Contract manufacturing agreement, termination, minimum period , failure to perform certain obligations			6 months
Selling, general and administrative expense						$ 110,217,000	$ 87,859,000	$ 65,608,000
Net proceeds from various related parties			$ 293,717,000
Non-cash activity							5,183,000
Revenue, net						38,023,000	46,833,000	35,806,000
Cost of goods sold						43,795,000	43,929,000	38,380,000
Lease assets				$ 1,868,000		1,868,000	3,128,000
Operating Lease, Liability, Current				1,152,000		1,152,000	1,312,000
Long-term portion of lease liabilities				792,000		792,000	1,913,000
Manufacturing costs						3,402,000	4,442,000
Operating expenses						2,702,000	2,166,000
Capital contribution from parent					$ 59,051,000	0	59,051,000	85,493,000
Related party debt borrowings						$ 0	15,333,000	2,100,000
Master services agreement, termination, minimum production percentage						40.00%
STACYC
Related Party Transaction
Selling, general and administrative expense						$ 9,355,000	8,023,000	7,612,000
Revenue, net						26,475,000	32,834,000	26,101,000
Cost of goods sold						16,498,000	20,661,000	16,374,000
Convertible Term Loan | Subsequent Event
Related Party Transaction
Line of credit, maximum borrowing capacity	$ 100,000,000
Federal reserve bank, SOFR , interest period	6 months
Stated interest rate	4.00%
Debt instrument, maturity period, after first draw loan date	24 months
Debt Instrument, Percentage of Weighted Average Price Used As Conversion	90.00%
Trading days | day	30
First Line of Credit Agreement | Line of Credit
Related Party Transaction
Line of credit, maximum borrowing capacity									$ 5,000,000
Stated interest rate									6.60%
Line of credit							0
Second Line of Credit Agreement | Line of Credit
Related Party Transaction
Line of credit, maximum borrowing capacity							$ 10,000,000
Stated interest rate							6.60%
Line of credit							$ 5,333,000
Third Line of Credit Agreement | Line of Credit
Related Party Transaction
Line of credit, maximum borrowing capacity							$ 60,000,000
Stated interest rate							6.60%
Line of credit							$ 100,000
Related Party
Related Party Transaction
Selling, general and administrative expense						14,993,000	3,485,000
Accounts payable				20,371,000		20,371,000	5,733,000
Accounts receivable, net				3,402,000		3,402,000	525,000
Cost of goods sold						23,433,000	1,685,000
Interest expense related party						0	(475,000)	(293,000)
Related Party | Loans Payable
Related Party Transaction
Interest expense related party					$ 0			$ 59,000
Harley Davidson Inc. | Related Party
Related Party Transaction
Accounts payable				20,371,000		20,371,000	5,733,000
Accounts receivable, net				3,351,000		3,351,000	388,000
Cost of goods sold						71,000	100,000
Lease assets							398,000
Operating Lease, Liability, Current							140,000
Long-term portion of lease liabilities							258,000
Operating lease, expense						176,000	45,000
Related party debt borrowings						15,333,000
Principal amount settled						20,766,000
Accrued interest settled						844,000
Harley Davidson Inc. | Related Party | STACYC
Related Party Transaction
Accounts receivable, net				51,000		51,000	137,000
Harley Davidson Inc. | Service Agreement | Related Party
Related Party Transaction
Selling, general and administrative expense						14,993,000	3,485,000
Accounts payable				4,042,000		4,042,000	3,791,000
Cost of goods sold						23,433,000	1,685,000
Harley Davidson Inc. | Sales | Related Party
Related Party Transaction
Revenue, net						$ 113,000	141,000
Harley Davidson Inc. | Sales | Related Party | Electric motorcycles
Related Party Transaction
Transition services agreement, termination notice period						30 days
Harley Davidson Inc. | Lease Agreement | Related Party
Related Party Transaction
Lessee, operating lease, amended term of contract		12 months
Lease assets				274,000		$ 274,000
Operating Lease, Liability, Current				162,000		162,000
Long-term portion of lease liabilities				112,000		112,000
Harley Davidson Inc. | Excess Inventory Charge | Related Party
Related Party Transaction
Related party transaction				2,552,000		6,309,000
Harley Davidson Inc. | Contract Manufacturing Agreement | Related Party
Related Party Transaction
Accounts payable				$ 10,020,000		10,020,000	1,942,000
Cost of goods sold						$ 17,053,000	$ 1,585,000
Minimum
Related Party Transaction
Transition Services Agreement, Terimation Period			6 months
Minimum | Subsequent Event
Related Party Transaction
Contract manufacturing agreement, term	5 years
Maximum
Related Party Transaction
Transition Services Agreement, Terimation Period			12 months
Maximum | Subsequent Event
Related Party Transaction
Contract manufacturing agreement, term	6 years